Fair value measurement - Warrants, assumptions used (Details)	Jun. 30, 2025 Y $ / shares	Dec. 31, 2024 Y $ / shares
Risk-free rate
Fair value measurement
Significant unobservable input, liabilities	0.0419	0.0402
Warrant expected life
Fair value measurement
Significant unobservable input, liabilities | Y	3	3.5
Expected volatility
Fair value measurement
Significant unobservable input, liabilities	0.561	0.4923
Expected dividend yield
Fair value measurement
Significant unobservable input, liabilities	0	0
Share price
Fair value measurement
Significant unobservable input, liabilities | $ / shares	12.25	10.62